SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition:
Cumulative increase to retained earnings		$ (1,226,173)	$ (1,233,154)
ASU 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
Revenue Recognition:
Cumulative increase to retained earnings	$ 7,400
Unearned revenue	14,400
Deferred costs	$ 7,000
UTSTARCOM HOLDINGS CORP
Revenue Recognition:
Cumulative increase to retained earnings		$ (1,226,174)	$ (1,233,154)